Shareholders' Equity (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Jul. 15, 2020	Dec. 31, 2019
Shareholders' Equity
Share capital	€ 409,000	€ 386,000	€ 383,930.11	€ 268,000
Number of fully authorized, subscribed and paid up shares	40,873,551
Nominal value per share	€ 0.01